OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 355	$ 1,501
Prepaid expenses	275	1,037
Advances to suppliers	5	4,587
Other receivables	56	33
Total	$ 691	$ 7,158